Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 27,451,997	$ 32,068,291
Temporary investments		30,992
Trade notes and accounts receivable, net	14,486,184	19,748,850
Other accounts, taxes and notes receivable, net	10,692,774	6,376,614
Derivative financial instruments	1,715	115,679
Due from related parties	814,427	1,078,327
Transmission rights and programming	6,479,258	7,785,723
Inventories	1,151,421	1,026,428
Contract costs	1,379,400	1,142,956
Assets held for sale	2,369,665
Other current assets	3,298,061	2,679,008
Total current assets	68,124,902	72,052,868
Non-current assets:
Derivative financial instruments	2,877	919,843
Transmission rights and programming	7,901,590	9,229,815
Investments in financial instruments	44,265,899	49,203,430
Investments in associates and joint ventures	9,068,462	10,546,728
Property, plant and equipment, net	83,329,232	87,342,530
Right-of-use assets, net	7,553,052
Intangible assets and goodwill, net	43,328,954	43,063,516
Deferred income tax assets	24,185,148	22,181,779
Contract costs	2,311,837	2,227,703
Other assets	271,847	402,381
Total non-current assets	222,218,898	225,117,725
Total assets	290,343,800	297,170,593
Current liabilities:
Current portion of long-term debt and interest payable	2,435,814	2,108,371
Current portion of lease liabilities	1,257,766	651,832
Current portion of other notes payable	1,324,063	1,288,437
Derivative financial instruments	568,775	148,061
Trade accounts payable and accrued expenses	20,909,655	22,029,548
Customer deposits and advances	5,779,758	13,637,580
Income taxes payable	2,470,249	3,054,790
Other taxes payable	3,448,005	1,280,334
Employee benefits	911,935	1,067,245
Due to related parties	644,251	714,450
Liabilities related to assets held for sale	432,812
Other current liabilities	2,202,767	2,550,795
Total current liabilities	42,385,850	48,531,443
Non-current liabilities:
Long-term debt, net of current portion	120,444,744	120,983,615
Lease liabilities, net of current portion	8,105,754	4,666,112
Other notes payable, net of current portion		1,288,437
Derivative financial instruments	346,515
Income taxes payable	1,759,719	3,141,394
Deferred income tax liabilities	7,052,233	8,390,522
Post-employment benefits	1,468,112	962,497
Other long-term liabilities	3,376,640	4,675,882
Total non-current liabilities	142,553,717	144,108,459
Total liabilities	184,939,567	192,639,902
EQUITY
Capital stock	4,907,765	4,907,765
Additional paid-in-capital	15,889,819	15,889,819
Retained earnings	82,431,278	78,510,909
Accumulated other comprehensive income, net	1,320,451	4,427,487
Shares repurchased	(14,018,847)	(14,219,060)
Equity attributable to stockholders of the Company	90,530,466	89,516,920
Non-controlling interests	14,873,767	15,013,771
Total equity	105,404,233	104,530,691
Total liabilities and equity	$ 290,343,800	$ 297,170,593